OPERATING SEGMENTS ( Schedule of Revenues and Operating Loss by Segments) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	$ 3,381	$ 6,540	$ 11,129
Operating loss	(21,947)	(21,089)	(17,921)
Net financing income	1,120	1,533	708
Loss before taxes on income	(20,827)	(19,556)	(17,213)
Evogene [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	3,247	6,540	11,129
Operating loss	(21,430)	(20,168)	(16,146)
Evofuel [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	134
Operating loss	(313)	(921)	(1,775)
Biomica [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues
Operating loss	(204)
Adjustments [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues
Operating loss